Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

25 Related party transactions

Transactions with related parties were made on normal market terms of trading.

Transactions between RELX PLC and subsidiaries of the Group have been eliminated within the consolidated financial statements. Transactions with joint ventures and associates comprise sales of goods and services of £17.4m (2022: £0.4m; 2021: nil) and the rendering and receiving of goods and services of nil (2022: nil; 2021: £0.2m). As at 31 December 2023, amounts owed by joint ventures and associates were £6.6m (2022: £4.2m; 2021: £2.4m) and amounts due to joint ventures and associates were £2.3m (2022: £1.2m; 2021: £1.4m). See note 6 for details of the Group’s participation in defined benefit pension schemes.

Key management personnel are also related parties as defined by IAS 24 – Related Party Disclosures and comprise the Executive and Non-Executive Directors of RELX PLC. Key management personnel remuneration is set out below. For reporting purposes, salary, benefits and annual incentive payments are considered short-term employee benefits.

KEY MANAGEMENT PERSONNEL REMUNERATION	2021 £m	2022 £m	2023 £m
Salaries, other short-term employee benefits and non-executive fees	7	7	8
Post-employment benefits	1	-	-
Share based remuneration*	8	7	14
Total	16	14	22

EXECUTIVE DIRECTORS		Salary £’000	Benefits £’000	Annual incentive £’000	Share based remuneration* £’000	Pension* £’000	Total £’000
Total Executive Directors	2021	2,085	97	3,604	7,953	774	14,513
	2022	2,137	97	3,251	6,857	268	12,610
	2023	2,190	97	3,808	14,354	241	20,690
*

The figures for share based awards are calculated in accordance with the methodology set out in the UK adopted International Accounting Standards and International Financial Reporting Standards as issued by the International Accounting Standards Boards (IASB). The figure for performance-related share based awards includes share price appreciation since the date the award was granted. Please see page [124] for further details. Pension is calculated in accordance with the methodology set out in the UK Regulations.

NON-EXECUTIVE DIRECTORS	2021 £’000	2022 £’000	2023 £’000
Fees and benefits	1,598	1,566	1,566

The remuneration of non-executive directors comprises fees for services, and benefits primarily relating to tax filing support in respect of filings resulting from their directorships. No deemed benefits were provided during 2023 to former directors (2022: nil; 2021: nil). No loans, advances or guarantees have been provided on behalf of any director. The aggregate gains made by Executive Directors on the exercise of options during 2023 were £6.7m (2022: nil; 2021: nil).